Quarterly Report
June 30, 2023
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
June 30, 2023 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,280,974	$628,662,688
A.O. Smith Corp.	1,452,159	105,688,132
Abbott Laboratories	19,844,678	2,163,466,796
AbbVie, Inc.	20,127,577	2,711,788,449
Accenture PLC Class A	7,196,822	2,220,795,333
Activision Blizzard, Inc. (a)	8,107,315	683,446,654
Adobe, Inc. (a)	5,227,367	2,556,130,189
Advance Auto Parts, Inc.	685,092	48,161,968
Advanced Micro Devices, Inc. (a)	18,351,331	2,090,400,114
AES Corp.	7,603,114	157,612,553
Aflac, Inc.	6,265,786	437,351,863
Agilent Technologies, Inc.	3,363,667	404,480,957
Air Products & Chemicals, Inc.	2,520,501	754,965,665
Akamai Technologies, Inc. (a)	1,796,313	161,434,649
Alaska Air Group, Inc. (a)	1,405,148	74,725,771
Albemarle Corp.	1,331,336	297,007,748
Alexandria Real Estate Equities, Inc. REIT	1,792,860	203,471,681
Align Technology, Inc. (a)	823,540	291,236,686
Allegion PLC	1,005,767	120,712,155
Alliant Energy Corp.	2,857,751	149,974,772
Allstate Corp.	3,012,903	328,526,943
Alphabet, Inc. Class A (a)	67,700,903	8,103,798,089
Alphabet, Inc. Class C (a)	58,235,483	7,044,746,379
Altria Group, Inc.	20,320,209	920,505,468
Amazon.com, Inc. (a)	101,722,220	13,260,508,599
Amcor PLC	17,024,816	169,907,664
Ameren Corp.	2,939,358	240,057,368
American Airlines Group, Inc. (a)	7,406,531	132,873,166
American Electric Power Co., Inc.	5,839,599	491,694,236
American Express Co.	6,773,693	1,179,977,321
American International Group, Inc.	8,247,704	474,572,888
American Tower Corp. REIT	5,291,595	1,026,251,934
Common Stocks	Shares	Value
American Water Works Co., Inc.	2,196,893	$313,606,476
Ameriprise Financial, Inc.	1,197,617	397,800,463
AmerisourceBergen Corp.	1,840,813	354,227,646
AMETEK, Inc.	2,614,071	423,165,813
Amgen, Inc.	6,078,038	1,349,445,997
Amphenol Corp. Class A	6,763,042	574,520,418
Analog Devices, Inc.	5,769,012	1,123,861,228
ANSYS, Inc. (a)	991,551	327,479,549
Aon PLC Class A	2,337,081	806,760,361
APA Corp.	3,693,180	126,195,961
Apple, Inc.	168,482,801	32,680,608,910
Applied Materials, Inc.	9,596,606	1,387,093,431
Aptiv PLC (a)	3,079,021	314,337,254
Arch Capital Group Ltd. (a)	4,204,192	314,683,771
Archer-Daniels-Midland Co.	6,241,245	471,588,472
Arista Networks, Inc. (a)	2,817,520	456,607,291
Arthur J Gallagher & Co.	2,441,065	535,984,642
Assurant, Inc.	603,342	75,852,156
AT&T, Inc.	81,138,930	1,294,165,933
Atmos Energy Corp.	1,629,734	189,603,254
Autodesk, Inc. (a)	2,457,588	502,847,081
Automatic Data Processing, Inc.	4,715,763	1,036,477,550
AutoZone, Inc. (a)	209,711	522,885,019
AvalonBay Communities, Inc. REIT	1,590,768	301,084,659
Avery Dennison Corp.	929,367	159,665,251
Axon Enterprise, Inc. (a)	799,926	156,081,561
Baker Hughes Co.	11,383,817	359,842,455
Ball Corp.	3,559,822	207,217,239
Bank of America Corp.	79,006,958	2,266,709,625
Bank of New York Mellon Corp.	8,323,879	370,579,093
Bath & Body Works, Inc.	2,583,242	96,871,575
Baxter International, Inc.	5,744,939	261,739,421
Becton Dickinson & Co.	3,229,047	852,500,698
Berkshire Hathaway, Inc. Class B (a)	20,321,769	6,929,723,229
Best Buy Co., Inc.	2,240,188	183,583,407

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
Biogen, Inc. (a)	1,641,315	$467,528,578
Bio-Rad Laboratories, Inc. Class A (a)	241,409	91,522,980
Bio-Techne Corp.	1,790,353	146,146,515
BlackRock, Inc.	1,707,053	1,179,812,610
Boeing Co. (a)	6,444,011	1,360,717,363
Booking Holdings, Inc. (a)	420,864	1,136,471,685
BorgWarner, Inc.	2,699,336	132,024,524
Boston Properties, Inc. REIT	1,594,045	91,801,052
Boston Scientific Corp. (a)	16,383,270	886,171,074
Bristol-Myers Squibb Co.	23,940,303	1,530,982,377
Broadcom, Inc.	4,756,406	4,125,849,257
Broadridge Financial Solutions, Inc.	1,337,067	221,458,407
Brown & Brown, Inc.	2,675,377	184,172,953
Brown-Forman Corp. Class B	2,050,019	136,900,269
Bunge Ltd.	1,709,109	161,254,434
Cadence Design Systems, Inc. (a)	3,121,896	732,147,050
Caesars Entertainment, Inc. (a)	2,407,989	122,735,199
Camden Property Trust REIT	1,252,892	136,402,352
Campbell Soup Co.	2,292,103	104,772,028
Capital One Financial Corp.	4,347,097	475,441,999
Cardinal Health, Inc.	2,930,975	277,182,306
CarMax, Inc. (a)	1,826,223	152,854,865
Carnival Corp. (a)	11,407,202	214,797,614
Carrier Global Corp.	9,530,625	473,767,369
Catalent, Inc. (a)	2,049,491	88,865,930
Caterpillar, Inc.	5,872,558	1,444,942,896
Cboe Global Markets, Inc.	1,196,488	165,127,309
CBRE Group, Inc. Class A (a)	3,588,598	289,635,745
CDW Corp.	1,540,792	282,735,332
Celanese Corp.	1,129,245	130,766,571
Centene Corp. (a)	6,268,013	422,777,477
Common Stocks	Shares	Value
CenterPoint Energy, Inc.	7,165,748	$208,881,554
Ceridian HCM Holding, Inc. (a)	1,734,513	116,160,336
CF Industries Holdings, Inc.	2,229,123	154,745,719
CH Robinson Worldwide, Inc.	1,336,936	126,139,912
Charles River Laboratories International, Inc. (a)	579,314	121,800,769
Charles Schwab Corp.	16,934,466	959,845,533
Charter Communications, Inc. Class A (a)	1,198,579	440,321,967
Chevron Corp.	19,858,575	3,124,746,776
Chipotle Mexican Grill, Inc. (a)	313,976	671,594,664
Chubb Ltd.	4,716,221	908,155,516
Church & Dwight Co., Inc.	2,775,950	278,233,468
Cigna Group	3,371,433	946,024,100
Cincinnati Financial Corp.	1,801,986	175,369,278
Cintas Corp.	983,245	488,751,425
Cisco Systems, Inc.	46,755,628	2,419,136,193
Citigroup, Inc.	22,184,215	1,021,361,259
Citizens Financial Group, Inc.	5,569,276	145,246,718
Clorox Co.	1,406,266	223,652,545
CME Group, Inc.	4,088,352	757,530,742
CMS Energy Corp.	3,315,122	194,763,417
Coca-Cola Co.	44,300,107	2,667,752,444
Cognizant Technology Solutions Corp. Class A	5,792,177	378,113,315
Colgate-Palmolive Co.	9,505,184	732,279,375
Comcast Corp. Class A	47,398,457	1,969,405,888
Comerica, Inc.	1,491,087	63,162,445
Conagra Brands, Inc.	5,388,748	181,708,583
ConocoPhillips	13,789,456	1,428,725,536
Consolidated Edison, Inc.	3,949,152	357,003,341
Constellation Brands, Inc. Class A	1,843,830	453,821,878

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
Constellation Energy Corp.	3,715,207	$340,127,201
Cooper Cos., Inc.	561,383	215,251,084
Copart, Inc. (a)	4,870,223	444,213,040
Corning, Inc.	8,665,261	303,630,745
Corteva, Inc.	8,129,020	465,792,846
CoStar Group, Inc. (a)	4,622,628	411,413,892
Costco Wholesale Corp.	5,050,658	2,719,173,254
Coterra Energy, Inc.	8,631,658	218,380,947
Crown Castle, Inc. REIT	4,921,175	560,718,679
CSX Corp.	23,167,985	790,028,288
Cummins, Inc.	1,608,102	394,242,286
CVS Health Corp.	14,615,586	1,010,375,460
Danaher Corp.	7,567,840	1,816,281,600
Darden Restaurants, Inc.	1,387,576	231,836,198
DaVita, Inc. (a)	630,729	63,369,343
Deere & Co.	3,077,776	1,247,084,057
Delta Air Lines, Inc. (a)	7,299,028	346,995,791
DENTSPLY SIRONA, Inc.	2,450,418	98,065,728
Devon Energy Corp.	7,412,448	358,317,736
Dexcom, Inc. (a)	4,389,793	564,132,298
Diamondback Energy, Inc.	2,090,754	274,641,445
Digital Realty Trust, Inc. REIT	3,320,163	378,066,961
Discover Financial Services	2,893,645	338,122,418
Dollar General Corp.	2,497,007	423,941,848
Dollar Tree, Inc. (a)	2,366,205	339,550,417
Dominion Energy, Inc.	9,485,381	491,247,882
Domino's Pizza, Inc.	406,004	136,819,288
Dover Corp.	1,594,093	235,367,831
Dow, Inc.	7,998,442	425,997,021
DR Horton, Inc.	3,555,743	432,698,366
DTE Energy Co.	2,348,736	258,407,935
Duke Energy Corp.	8,752,278	785,429,428
DuPont de Nemours, Inc.	5,214,877	372,550,813
DXC Technology Co. (a)	2,601,884	69,522,340
Eastman Chemical Co.	1,362,905	114,102,407
Eaton Corp. PLC	4,527,165	910,412,881
eBay, Inc.	6,164,354	275,484,980
Ecolab, Inc.	2,820,742	526,604,324
Common Stocks	Shares	Value
Edison International	4,339,962	$301,410,361
Edwards Lifesciences Corp. (a)	6,908,396	651,668,995
Electronic Arts, Inc.	2,964,447	384,488,776
Elevance Health, Inc.	2,701,208	1,200,119,702
Eli Lilly & Co.	8,976,458	4,209,779,273
Emerson Electric Co.	6,503,386	587,841,061
Enphase Energy, Inc. (a)	1,547,559	259,185,181
Entergy Corp.	2,409,479	234,610,970
EOG Resources, Inc.	6,674,184	763,793,617
EPAM Systems, Inc. (a)	650,150	146,121,213
EQT Corp.	4,133,592	170,014,639
Equifax, Inc.	1,391,419	327,400,891
Equinix, Inc. REIT	1,065,835	835,550,690
Equity Residential REIT	3,876,603	255,739,500
Essex Property Trust, Inc. REIT	728,437	170,672,789
Estee Lauder Cos., Inc. Class A	2,636,881	517,830,691
Etsy, Inc. (a)	1,424,429	120,520,938
Everest Re Group Ltd.	488,845	167,116,552
Evergy, Inc.	2,612,757	152,637,264
Eversource Energy	3,964,377	281,153,617
Exelon Corp.	11,311,112	460,814,703
Expedia Group, Inc. (a)	1,625,004	177,759,188
Expeditors International of Washington, Inc.	1,741,079	210,896,899
Extra Space Storage, Inc. REIT	1,525,014	226,998,334
Exxon Mobil Corp.	46,072,201	4,941,243,557
F5, Inc. (a)	673,924	98,568,124
FactSet Research Systems, Inc.	435,585	174,517,130
Fair Isaac Corp. (a)	286,310	231,684,915
Fastenal Co.	6,497,636	383,295,548
Federal Realty Investment Trust REIT	831,342	80,448,965
FedEx Corp.	2,642,679	655,120,124
Fidelity National Information Services, Inc.	6,743,073	368,846,093
Fifth Third Bancorp	7,798,692	204,403,717
First Solar, Inc. (a)	1,126,649	214,164,708

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
FirstEnergy Corp.	6,149,422	$239,089,527
Fiserv, Inc. (a)	7,034,504	887,402,680
FleetCor Technologies, Inc. (a)	838,218	210,459,775
FMC Corp.	1,426,728	148,864,800
Ford Motor Co.	44,715,339	676,543,079
Fortinet, Inc. (a)	7,369,292	557,044,782
Fortive Corp.	4,019,357	300,527,323
Fox Corp. Class A	3,065,859	104,239,206
Fox Corp. Class B	1,582,202	50,456,422
Franklin Resources, Inc.	3,246,203	86,706,082
Freeport-McMoRan, Inc.	16,269,996	650,799,840
Garmin Ltd.	1,746,785	182,172,208
Gartner, Inc. (a)	895,886	313,837,825
GE HealthCare Technologies, Inc.	4,451,745	361,659,764
Gen Digital, Inc.	6,521,038	120,965,255
Generac Holdings, Inc. (a)	708,127	105,602,980
General Dynamics Corp.	2,561,290	551,061,543
General Electric Co.	12,378,448	1,359,772,513
General Mills, Inc.	6,708,915	514,573,780
General Motors Co.	15,872,714	612,051,852
Genuine Parts Co.	1,606,588	271,882,887
Gilead Sciences, Inc.	14,193,845	1,093,919,634
Global Payments, Inc.	2,994,067	294,975,481
Globe Life, Inc.	1,024,567	112,313,035
Goldman Sachs Group, Inc.	3,788,290	1,221,875,057
Halliburton Co.	10,317,781	340,383,595
Hartford Financial Services Group, Inc.	3,611,831	260,124,069
Hasbro, Inc.	1,444,925	93,587,792
HCA Healthcare, Inc.	2,351,061	713,499,992
Healthpeak Properties, Inc. REIT	6,223,616	125,094,682
Henry Schein, Inc. (a)	1,539,164	124,826,200
Hershey Co.	1,673,171	417,790,799
Hess Corp.	3,157,962	429,324,934
Hewlett Packard Enterprise Co.	14,657,446	246,245,093
Hilton Worldwide Holdings, Inc.	3,032,489	441,378,774
Common Stocks	Shares	Value
Hologic, Inc. (a)	2,836,102	$229,639,179
Home Depot, Inc.	11,539,865	3,584,743,664
Honeywell International, Inc.	7,604,153	1,577,861,747
Hormel Foods Corp.	3,278,301	131,853,266
Host Hotels & Resorts, Inc. REIT	8,137,393	136,952,324
Howmet Aerospace, Inc.	4,182,361	207,277,811
HP, Inc.	9,838,311	302,134,531
Humana, Inc.	1,422,548	636,063,887
Huntington Bancshares, Inc.	16,257,090	175,251,430
Huntington Ingalls Industries, Inc.	450,534	102,541,538
IDEX Corp.	852,692	183,550,480
IDEXX Laboratories, Inc. (a)	943,301	473,754,061
Illinois Tool Works, Inc.	3,158,839	790,215,164
Illumina, Inc. (a)	1,787,672	335,170,623
Incyte Corp. (a)	2,109,874	131,339,657
Ingersoll Rand, Inc.	4,608,670	301,222,671
Insulet Corp. (a)	792,217	228,427,850
Intel Corp.	47,530,891	1,589,432,995
Intercontinental Exchange, Inc. (b)	6,361,297	719,335,465
International Business Machines Corp.	10,347,876	1,384,649,288
International Flavors & Fragrances, Inc.	2,897,377	230,602,235
International Paper Co.	4,091,629	130,154,718
Interpublic Group of Cos., Inc.	4,415,091	170,334,211
Intuit, Inc.	3,202,360	1,467,289,328
Intuitive Surgical, Inc. (a)	3,988,356	1,363,778,451
Invesco Ltd.	5,151,990	86,604,952
Invitation Homes, Inc. REIT	6,566,384	225,883,610
IQVIA Holdings, Inc. (a)	2,111,374	474,573,534
Iron Mountain, Inc. REIT	3,309,227	188,030,278
J M Smucker Co.	1,215,619	179,510,458
Jack Henry & Associates, Inc.	827,735	138,504,898
Jacobs Solutions, Inc.	1,460,038	173,583,918

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	942,947	$170,701,695
Johnson & Johnson	29,614,012	4,901,711,266
Johnson Controls International PLC	7,799,242	531,440,350
JPMorgan Chase & Co.	33,301,048	4,843,304,421
Juniper Networks, Inc.	3,647,290	114,269,596
Kellogg Co.	2,909,079	196,071,925
Keurig Dr Pepper, Inc.	9,619,439	300,799,858
KeyCorp	10,623,989	98,165,658
Keysight Technologies, Inc. (a)	2,037,494	341,178,370
Kimberly-Clark Corp.	3,841,442	530,349,483
Kimco Realty Corp. REIT	6,946,823	136,991,350
Kinder Morgan, Inc.	22,451,455	386,614,055
KLA Corp.	1,575,712	764,251,834
Kraft Heinz Co.	9,021,359	320,258,244
Kroger Co.	7,405,261	348,047,267
L3Harris Technologies, Inc.	2,164,811	423,805,049
Laboratory Corp. of America Holdings	1,007,133	243,051,407
Lam Research Corp.	1,535,486	987,102,530
Lamb Weston Holdings, Inc.	1,627,381	187,067,446
Las Vegas Sands Corp. (a)	3,721,085	215,822,930
Leidos Holdings, Inc.	1,545,248	136,723,543
Lennar Corp. Class A	2,886,930	361,761,198
Lincoln National Corp.	1,754,482	45,195,456
Linde PLC	5,579,221	2,126,129,539
Live Nation Entertainment, Inc. (a)	1,609,555	146,646,556
LKQ Corp.	2,884,040	168,053,011
Lockheed Martin Corp.	2,568,274	1,182,381,984
Loews Corp.	2,207,466	131,079,331
Lowe's Cos., Inc.	6,795,966	1,533,849,526
LyondellBasell Industries NV Class A	2,881,630	264,620,083
M&T Bank Corp.	1,925,943	238,354,706
Marathon Oil Corp.	7,211,334	166,004,909
Marathon Petroleum Corp.	4,834,941	563,754,121
Common Stocks	Shares	Value
MarketAxess Holdings, Inc.	425,906	$111,340,347
Marriott International, Inc. Class A	2,938,424	539,759,105
Marsh & McLennan Cos., Inc.	5,636,005	1,060,019,820
Martin Marietta Materials, Inc.	706,694	326,273,553
Masco Corp.	2,554,268	146,563,898
Mastercard, Inc. Class A	9,535,249	3,750,213,432
Match Group, Inc. (a)	3,181,530	133,147,031
McCormick & Co., Inc.	2,848,283	248,455,726
McDonald's Corp.	8,335,545	2,487,409,983
McKesson Corp.	1,558,512	665,967,763
Medtronic PLC	15,140,530	1,333,880,693
Merck & Co., Inc.	28,915,200	3,336,524,928
Meta Platforms, Inc. Class A (a)	25,208,464	7,234,324,999
MetLife, Inc.	7,330,761	414,407,919
Mettler-Toledo International, Inc. (a)	252,946	331,774,091
MGM Resorts International	3,440,869	151,122,966
Microchip Technology, Inc.	6,235,907	558,674,908
Micron Technology, Inc.	12,421,154	783,899,029
Microsoft Corp.	84,731,463	28,854,452,410
Mid-America Apartment Communities, Inc. REIT	1,315,051	199,703,645
Moderna, Inc. (a)	3,753,689	456,073,213
Mohawk Industries, Inc. (a)	582,310	60,071,100
Molina Healthcare, Inc. (a)	658,855	198,473,480
Molson Coors Beverage Co. Class B	2,127,260	140,058,798
Mondelez International, Inc. Class A	15,520,155	1,132,040,106
Monolithic Power Systems, Inc.	509,637	275,321,197
Monster Beverage Corp. (a)	8,656,662	497,238,665
Moody's Corp.	1,786,871	621,330,784

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
Morgan Stanley	14,869,642	$1,269,867,427
Mosaic Co.	3,866,365	135,322,775
Motorola Solutions, Inc.	1,903,441	558,241,176
MSCI, Inc.	909,132	426,646,556
Nasdaq, Inc.	3,839,448	191,396,483
NetApp, Inc.	2,468,641	188,604,172
Netflix, Inc. (a)	5,068,624	2,232,678,186
Newell Brands, Inc.	4,272,453	37,170,341
Newmont Corp.	9,034,855	385,426,914
News Corp. Class A	4,414,899	86,090,531
News Corp. Class B	1,384,204	27,296,503
NextEra Energy, Inc.	23,058,006	1,710,904,045
NIKE, Inc. Class B	14,040,393	1,549,638,175
NiSource, Inc.	4,583,211	125,350,821
Nordson Corp.	610,936	151,622,096
Norfolk Southern Corp.	2,592,870	587,959,201
Northern Trust Corp.	2,372,111	175,868,310
Northrop Grumman Corp.	1,636,986	746,138,219
Norwegian Cruise Line Holdings Ltd. (a)	4,698,639	102,289,371
NRG Energy, Inc.	2,662,829	99,563,176
Nucor Corp.	2,879,397	472,163,520
NVIDIA Corp.	28,182,644	11,921,822,065
NVR, Inc. (a)	34,401	218,467,679
NXP Semiconductors NV	2,944,762	602,733,886
Occidental Petroleum Corp.	8,260,651	485,726,279
Old Dominion Freight Line, Inc.	1,029,522	380,665,759
Omnicom Group, Inc.	2,316,362	220,401,844
ON Semiconductor Corp. (a)	4,905,852	463,995,482
ONEOK, Inc.	5,079,669	313,517,171
Oracle Corp.	17,536,493	2,088,420,951
O'Reilly Automotive, Inc. (a)	693,568	662,565,510
Organon & Co.	2,860,372	59,524,341
Otis Worldwide Corp.	4,751,784	422,956,294
PACCAR, Inc.	5,929,132	495,971,850
Packaging Corp. of America	1,065,156	140,771,017
Common Stocks	Shares	Value
Palo Alto Networks, Inc. (a)	3,448,108	$881,026,075
Paramount Global Class B	5,718,740	90,985,153
Parker-Hannifin Corp.	1,460,092	569,494,284
Paychex, Inc.	3,645,071	407,774,093
Paycom Software, Inc.	552,410	177,456,188
PayPal Holdings, Inc. (a)	12,713,936	848,400,949
Pentair PLC	1,859,849	120,146,245
PepsiCo, Inc.	15,676,255	2,903,555,951
Pfizer, Inc.	64,331,244	2,359,670,030
PG&E Corp. (a)	18,299,161	316,209,502
Philip Morris International, Inc.	17,645,568	1,722,560,348
Phillips 66	5,229,119	498,753,370
Pinnacle West Capital Corp.	1,273,710	103,756,417
Pioneer Natural Resources Co.	2,663,380	551,799,068
PNC Financial Services Group, Inc.	4,581,896	577,089,801
Pool Corp.	443,441	166,130,736
PPG Industries, Inc.	2,661,964	394,769,261
PPL Corp.	8,330,112	220,414,764
Principal Financial Group, Inc.	2,585,611	196,092,738
Procter & Gamble Co.	26,851,555	4,074,454,956
Progressive Corp.	6,649,124	880,144,544
Prologis, Inc. REIT	10,491,030	1,286,515,009
Prudential Financial, Inc.	4,181,117	368,858,142
PTC, Inc. (a)	1,211,554	172,404,134
Public Service Enterprise Group, Inc.	5,671,457	355,089,923
Public Storage REIT	1,799,051	525,107,006
PulteGroup, Inc.	2,566,403	199,358,185
Qorvo, Inc. (a)	1,136,762	115,983,827
QUALCOMM, Inc.	12,688,315	1,510,417,018
Quanta Services, Inc.	1,627,416	319,705,873
Quest Diagnostics, Inc.	1,263,600	177,611,616
Ralph Lauren Corp.	466,888	57,567,290
Raymond James Financial, Inc.	2,193,602	227,630,080

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
Raytheon Technologies Corp.	16,673,605	$1,633,346,346
Realty Income Corp. REIT	7,671,964	458,706,728
Regency Centers Corp. REIT	1,753,144	108,291,705
Regeneron Pharmaceuticals, Inc. (a)	1,223,544	879,165,306
Regions Financial Corp.	10,661,126	189,981,265
Republic Services, Inc.	2,326,678	356,377,269
ResMed, Inc.	1,665,707	363,956,979
Revvity, Inc.	1,437,494	170,759,912
Robert Half International, Inc.	1,245,770	93,706,819
Rockwell Automation, Inc.	1,301,576	428,804,213
Rollins, Inc.	2,630,399	112,659,989
Roper Technologies, Inc.	1,205,628	579,665,942
Ross Stores, Inc.	3,918,208	439,348,663
Royal Caribbean Cruises Ltd. (a)	2,480,679	257,345,639
S&P Global, Inc.	3,746,858	1,502,077,904
Salesforce, Inc. (a)	11,156,559	2,356,934,654
SBA Communications Corp. REIT	1,229,079	284,851,349
Schlumberger NV	16,166,374	794,092,291
Seagate Technology Holdings PLC	2,209,016	136,671,820
Sealed Air Corp.	1,680,470	67,218,800
Sempra Energy	3,572,587	520,132,941
ServiceNow, Inc. (a)	2,321,933	1,304,856,688
Sherwin-Williams Co.	2,683,571	712,541,772
Simon Property Group, Inc. REIT	3,721,493	429,758,012
Skyworks Solutions, Inc.	1,815,057	200,908,659
Snap-on, Inc.	605,494	174,497,316
SolarEdge Technologies, Inc. (a)	636,457	171,238,756
Southern Co.	12,372,105	869,140,376
Southwest Airlines Co.	6,748,697	244,370,318
Stanley Black & Decker, Inc.	1,744,987	163,522,732
Common Stocks	Shares	Value
Starbucks Corp.	13,081,243	$1,295,827,932
State Street Corp. (c)	3,808,885	278,734,204
Steel Dynamics, Inc.	1,884,929	205,325,316
STERIS PLC	1,127,398	253,642,002
Stryker Corp.	3,838,034	1,170,945,793
Synchrony Financial	4,971,910	168,647,187
Synopsys, Inc. (a)	1,734,957	755,417,627
Sysco Corp.	5,769,241	428,077,682
T Rowe Price Group, Inc.	2,553,786	286,075,108
Take-Two Interactive Software, Inc. (a)	1,804,772	265,590,248
Tapestry, Inc.	2,734,323	117,029,024
Targa Resources Corp.	2,558,567	194,706,949
Target Corp.	5,230,657	689,923,658
TE Connectivity Ltd.	3,621,034	507,524,125
Teledyne Technologies, Inc. (a)	533,501	219,327,596
Teleflex, Inc.	533,932	129,227,562
Teradyne, Inc.	1,775,373	197,652,276
Tesla, Inc. (a)	30,700,590	8,036,493,444
Texas Instruments, Inc.	10,312,718	1,856,495,494
Textron, Inc.	2,392,449	161,801,326
Thermo Fisher Scientific, Inc.	4,395,439	2,293,320,298
TJX Cos., Inc.	13,148,696	1,114,877,934
T-Mobile U.S., Inc. (a)	6,563,445	911,662,510
Tractor Supply Co.	1,256,506	277,813,477
Trane Technologies PLC	2,615,948	500,326,214
TransDigm Group, Inc.	590,409	527,926,016
Travelers Cos., Inc.	2,630,687	456,845,104
Trimble, Inc. (a)	2,821,540	149,372,328
Truist Financial Corp.	15,078,869	457,643,674
Tyler Technologies, Inc. (a)	473,289	197,110,670
Tyson Foods, Inc. Class A	3,250,171	165,888,728
U.S. Bancorp	15,858,391	523,961,239
UDR, Inc. REIT	3,479,710	149,488,342
Ulta Beauty, Inc. (a)	581,422	273,614,286
Union Pacific Corp.	6,963,807	1,424,934,188
United Airlines Holdings, Inc. (a)	3,715,264	203,856,536

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

Common Stocks	Shares	Value
United Parcel Service, Inc. Class B	8,259,111	$1,480,445,647
United Rentals, Inc.	787,219	350,603,726
UnitedHealth Group, Inc.	10,609,464	5,099,332,777
Universal Health Services, Inc. Class B	728,763	114,976,939
Valero Energy Corp.	4,119,846	483,257,936
Ventas, Inc. REIT	4,552,922	215,216,623
VeriSign, Inc. (a)	1,042,023	235,465,937
Verisk Analytics, Inc.	1,649,815	372,907,684
Verizon Communications, Inc.	47,805,496	1,777,886,396
Vertex Pharmaceuticals, Inc. (a)	2,926,513	1,029,869,190
VF Corp.	3,760,224	71,782,676
Viatris, Inc.	13,798,715	137,711,176
VICI Properties, Inc. REIT	11,424,437	359,070,055
Visa, Inc. Class A	18,440,424	4,379,231,892
Vulcan Materials Co.	1,510,349	340,493,079
W R Berkley Corp.	2,309,645	137,562,456
W.W. Grainger, Inc.	512,862	404,437,845
Walgreens Boots Alliance, Inc.	8,156,478	232,378,058
Walmart, Inc.	15,961,791	2,508,874,309
Walt Disney Co. (a)	20,793,162	1,856,413,503
Warner Bros Discovery, Inc. (a)	25,154,657	315,439,399
Waste Management, Inc.	4,225,588	732,801,471
Waters Corp. (a)	677,491	180,578,451
WEC Energy Group, Inc.	3,584,643	316,308,898
Wells Fargo & Co.	42,758,665	1,824,939,822
Common Stocks	Shares	Value
Welltower, Inc. REIT	5,663,684	$458,135,399
West Pharmaceutical Services, Inc.	842,510	322,234,800
Western Digital Corp. (a)	3,634,753	137,866,181
Westinghouse Air Brake Technologies Corp.	2,059,362	225,850,231
Westrock Co.	2,878,537	83,679,071
Weyerhaeuser Co. REIT	8,406,764	281,710,662
Whirlpool Corp.	617,037	91,808,935
Williams Cos., Inc.	13,800,976	450,325,847
Willis Towers Watson PLC	1,214,791	286,083,280
Wynn Resorts Ltd.	1,188,304	125,496,785
Xcel Energy, Inc.	6,219,505	386,666,626
Xylem, Inc.	2,711,172	305,332,191
Yum! Brands, Inc.	3,199,988	443,358,337
Zebra Technologies Corp. Class A (a)	586,473	173,496,308
Zimmer Biomet Holdings, Inc.	2,384,216	347,141,850
Zions Bancorp NA	1,706,352	45,832,615
Zoetis, Inc.	5,295,629	911,960,270
Total Common Stocks (Cost $464,235,259,347)		$423,424,467,429
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$423,424,467,429	$—	$—	$423,424,467,429
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2023 and for the period then ended are (Note 3):
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Intercontinental Exchange, Inc.	6,118,547	$552,810,721	$548,472,501	$523,903,468	$6,434,270	$135,521,441	6,361,297	$719,335,465	$7,534,538
State Street Corp.	3,973,516	241,629,508	259,841,364	274,902,396	(4,841,993)	57,007,721	3,808,885	278,734,204	7,359,456
TOTAL		$794,440,229	$808,313,865	$798,805,864	$1,592,277	$192,529,162		$998,069,669	$14,893,994
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2023 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.